ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Impairment of Long-lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equipment under capital leases, net of accumulated depreciation	$ 2,500	$ 1,400
Equipment under capital leases, accumulated depreciation	174	$ 215
Future minimum payments of capital leases:
2016	651
2017	344
2018	249
2019	185
2020	35
Total minimum capital lease payments	$ 1,464